Stock-based compensation	12 Months Ended
Mar. 31, 2014
Stock-based compensation

21. Stock-based compensation

Concurrently with the abolishment of, and as an alternative to the retirement allowances program for directors and executive officers of MHFG, the former MHBK, the former MHCB, and MHTB, the MHFG Group introduced stock compensation-type stock options, in the form of stock acquisition rights, for directors (excluding the outside directors) and executive officers of the respective companies (hereinafter referred to collectively as the “Directors”) in June 2008. The Group also introduced similar stock compensation-type stock options for MHSC’s Directors in June 2009. The Group maintained three types of stock-based compensation plans for Directors of MHFG, the former MHBK and the former MHCB (“MHFG Stock Plan”), for those of MHTB, and for those of MHSC. These three plans were integrated into MHFG Stock Plan during the fiscal year ended March 31, 2012, as MHTB and MHSC became MHFG’s wholly-owned subsidiaries and the stocks of these entities were delisted.

MHFG Stock Plan

In this plan, 1,000 shares of MHFG common stock shall be issued or transferred upon exercise of each of the stock acquisition rights. The amount to be paid upon exercise shall be 1 yen per share. The contractual term of the stock acquisition rights is 20 years. A holder may exercise the stock acquisition rights only after the date on which such holder loses the status as a Director of MHFG, MHBK, MHTB or MHSC.

The following is a roll-forward of MHFG Stock Plan for the fiscal year ended March 31, 2014:

	Number of shares	Weighted-average exercise price	Weighted-average remaining contractual term	Aggregate intrinsic value
		(in yen)	(in years)	(in millions of yen)
Outstanding at beginning of fiscal year	23,863,000	1
Granted during fiscal year	7,932,000	1
Exercised during fiscal year	9,252,000	1

Outstanding at end of fiscal year	22,543,000	1	18.47	4,576

Exercisable at end of fiscal year	630,000	1	16.31	128

There were no non-vested stock options remaining as of March 31, 2014.

The following table presents the assumptions used in the Black-Scholes option pricing model to estimate the fair value of stock acquisition rights on the date of grant. The risk-free interest rate is based on the Japanese government bonds yield curve for the expected remaining term in effect at the date of grant. The expected volatility is based on the historical trading data of MHFG common stock. The expected remaining term is based on the average service period of Directors of MHFG, MHBK, MHTB and MHSC, which represents the period of time that stock acquisition rights granted are expected to be outstanding. The expected dividend yield is based on the dividend rate of MHFG common stock at the date of grant.

	For the stock acquisition rights granted during the fiscal years ended March 31,
	2013	2014
Risk-free interest rate	0.10%	0.08%
Expected volatility	29.30%	28.16%
Expected remaining term (in years)	2.42	2.46
Expected dividend yield	4.69%	3.11%

The weighted-average grant-date fair value of stock acquisition rights granted during the fiscal years ended March 31, 2012, 2013 and 2014 was ¥91,840, ¥113,250 and ¥192,610, respectively.

The compensation cost related to this plan recognized in income was ¥788 million, ¥1,333 million and ¥1,527 million during the fiscal years ended March 31, 2012, 2013 and 2014, respectively.